Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent events
Subsequent events

12.Subsequent events

The Company’s board of directors declared a dividend of $5.25 per common share to shareholders. Dividends payable to common shares registered in the Euronext VPS will be distributed in NOK. The cash payment is expected to be paid on August 21, 2026, to shareholders of record as of August 14, 2026. The common shares will be traded ex-dividend on the NYSE as from and including August 14, 2026, and the common shares will be traded ex-dividend on the Oslo Stock Exchange as from and including August 13, 2026. Due to the implementation of Central Securities Depository Regulation (CSDR) in Norway, dividends payable on common shares registered with Euronext VPS are expected to be distributed to Euronext VPS shareholders on or about August 26, 2026.

On July 2, 2026, the Company drew down the $45.0 million advance under the Nissos Tigani and Nissos Vous Facility. On July 8, 2026, the Company took delivery of Nissos Vous, the second of the two Suezmaxes under construction at Daehan Shipbuilding Co., Ltd.

The continuing military conflict involving Iran has disrupted vessel transit in and around the Strait of Hormuz, a waterway essential to the efficient shipment of crude oil and refined petroleum. Iran continues attacking vessels in the strait, and its Houthi allies have threatened to close the Bab el-Mandeb strait near the Red Sea, another important shipping passageway. These conflicts, and any closing or threatened closing of waterway passageways, have had and may continue to have an ongoing effect on vessel transit. The Company continues to monitor developments in the region and potential impacts on its operations. It is possible that such tensions and hostilities could disrupt global crude transportation routes, destabilize the global economy, and adversely affect the Company’s business, financial condition, results of operations, and cash flows.

On July 30, 2026, the Nissos Sifnos was hit by a drone while calling for loading Kazakh origin crude at the Caspian Pipeline Consortium (CPC) terminal. All our crew is safe and unharmed. The incident did not cause any spill or other pollution from the vessel, which sustained only minor damage, has departed from the terminal and is continuing its voyage operations.